Schedule of investments
InvestEd 60 Portfolio	March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Exchange-Traded Funds — 11.27%
iShares Core MSCI EAFE ETF	29,981	$ 2,083,979
iShares Core S&P 500 ETF	9,752	4,424,385
Total Exchange-Traded Funds (cost $5,363,047)		6,508,364

Affiliated Mutual Funds — 88.28%
Delaware Ivy Core Equity Fund Class R6	244,051	5,200,734
Delaware Ivy Corporate Bond Fund Class R6	350,449	2,036,110
Delaware Ivy Crossover Credit Fund Class R6	92,004	872,193
Delaware Ivy Emerging Markets Equity Fund Class R6	134,011	3,143,895
Delaware Ivy Global Bond Fund Class R6	60,578	579,730
Delaware Ivy Government Securities Fund Class R6	1,708,648	8,987,487
Delaware Ivy High Income Fund Class R6	43,169	290,528
Delaware Ivy International Core Equity Fund Class R6	200,023	3,860,451
Delaware Ivy International Small Cap Fund Class R6	72,794	858,245
Delaware Ivy International Value Fund Class R6	58,950	1,006,861
Delaware Ivy Large Cap Growth Fund Class R6	145,060	4,916,077
Delaware Ivy LaSalle Global Real Estate Fund Class R6	41,266	507,573
Delaware Ivy Limited-Term Bond Fund Class R6	463,651	4,919,337
Delaware Ivy Mid Cap Growth Fund Class R6	62,789	2,306,223
Delaware Ivy Mid Cap Income Opportunities Fund Class R6	49,759	937,461
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund Class R6	135,557	2,026,583
Delaware Ivy Securian Core Bond Fund Class R6	514,879	5,226,023
Delaware Ivy Small Cap Growth Fund Class R6	33,569	795,585
Delaware Ivy Value Fund Class R6	90,333	2,519,397
Total Affiliated Mutual Funds (cost $50,429,443)		50,990,493

Short-Term Investments — 0.45%
Money Market Mutual Fund — 0.45%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	260,713	260,713
Total Short-Term Investments (cost $260,713)		260,713
Total Value of Securities—100.00% (cost $56,053,203)		57,759,570

Liabilities Net of Receivables and Other Assets—(0.00%)		(2,232)
Net Assets Applicable to 5,456,956 Shares Outstanding—100.00%		$57,757,338
Summary of abbreviations:
EAFE – Europe, Australasia, and Far East
NQ-IV036 [3/22] 5/22 (2218067)    1

Schedule of investments
InvestEd 60 Portfolio (Unaudited)
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV036 [3/22] 5/22 (2218067)